First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(610) 239-4500
                        RULE 497(j) LETTER

VIA EDGAR

April 17, 1998


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:  Stratton Monthly Dividend REIT Shares, Inc. (the "Registrant")
     No. 2-42379
     No. 811-2240


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced
Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via
EDGAR on April 15, 1998.

Please contact me at the above number should you have any questions.

Sincerely,


Michelle A. Whalen
Senior Compliance Administrator


cc: Patricia Sloan


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